Retirement Plans - Additional Information (Detail) - USD ($)			3 Months Ended				9 Months Ended		12 Months Ended
	Dec. 30, 2015	Sep. 30, 2015	Jul. 02, 2016	Jan. 02, 2016	Sep. 26, 2015	Jun. 27, 2015	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Settlement charge included in net periodic pension costs									$ 3,000,000	$ 2,000,000	$ 2,000,000
Reduction in benefit obligation		$ 91,000,000
Curtailment		$ 73,000,000
Defined benefit actuarial gain									73,000,000
Company's anticipated contributions									36,000,000
Company's contributions to plan							$ 24,000,000	$ 25,000,000	33,630,000	32,044,000	30,858,000
Withdrawal liabilities related to multiemployer plan				$ 105,000,000					105,000,000
Restructuring liabilities				118,844,000			98,093,000		118,844,000	56,881,000	71,218,000	$ 77,298,000
Increase in pension obligation			$ 22,000,000
Contribution to defined benefit and other post retirement plans							36,000,000	48,000,000
Facility Closing Costs [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Withdrawal liabilities related to multiemployer plan				86,000,000					86,000,000
Restructuring liabilities				210,000			803,000		$ 210,000	431,000	2,146,000	$ 3,177,000
Related Facilities Union Contracts [Member] | Central States Teamsters Union Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Company's contributions to plan	$ 97,000,000
Zone Red [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Criteria established under the Internal Revenue Code, funded status percentage									Less than 65 percent
Zone Yellow [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Criteria established under the Internal Revenue Code, funded status percentage									Between 65 and less than 80 percent
Zone Green [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Criteria established under the Internal Revenue Code, funded status percentage									At least 80 percent
Multi Employer Pension Withdrawal Liabilities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Restructuring liabilities				$ 36,000,000			36,000,000		$ 36,000,000
Multi Employer Pension Withdrawal Liabilities [Member] | Baltimore Maryland Distribution Facility [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Company's contributions to plan						$ 50,000,000	50,000,000		$ 50,000,000
Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Define benefit target plan assets allocations									50.00%
Define benefit actual plan assets allocations				51.00%					51.00%
Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Define benefit target plan assets allocations									50.00%
Define benefit actual plan assets allocations				49.00%					49.00%
Other Postretirement Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Curtailment gain resulting										2,096,000
Curtailment										3,612,000
Defined benefit actuarial gain									$ 1,035,000	$ (986,000)	$ 2,198,000
Defined Contribution Plan 401K [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Matching contributions					50.00%				50.00%	50.00%	50.00%
Future minimum percentage of annual contribution under related facilities					6.00%				6.00%	6.00%	6.00%
Company's contributions to plan							$ 32,000,000	$ 21,000,000	$ 32,000,000	$ 26,000,000	$ 25,000,000
Discretionary contributions									0	$ 0	$ 0
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Change in health care cost									$ 1,000,000
Maximum [Member] | Defined Contribution Plan 401K [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Matching contributions				4.00%			4.00%
First 3% of Participants Compensation [Member] | Defined Contribution Plan 401K [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Future minimum percentage of annual contribution under related facilities				3.00%			3.00%
Matching contributions				100.00%			100.00%
Next 2% of Participants Compensation [Member] | Defined Contribution Plan 401K [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Future minimum percentage of annual contribution under related facilities				2.00%			2.00%
Matching contributions				50.00%			50.00%
Minimum [Member] | Related Facilities Union Contracts [Member] | Central States Teamsters Union Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Future minimum percentage of annual contribution under related facilities	90.00%